iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2023

	Investment Style	Geographic Region	Cost	Fair Value	% of Net Assets		Initial Acquisition Date
INVESTMENT INTERESTS - 90.21%
CO-INVESTMENTS (a) - 31.37%
Durational Consumer SPV IV GP, L.P.(c) *	Buyout	Americas	$ 2,247,955	$ 2,271,469	0.38%		2/8/2022
Independence Energy Co-Invest L.P. (b) *	Buyout	Americas	9,070,548	3,836,594	0.64%		2/26/2018
KKR Atlantic Co-Invest L.P. *	Buyout	Americas	10,000,000	10,010,435	1.67%		7/22/2022
KKR Banff Co-Invest L.P. *	Buyout	Americas	10,000,000	20,000,004	3.33%		9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P. *	Infrastructure	Europe	6,435,450	7,399,996	1.23%		10/3/2017
KKR Cape Co-Invest L.P. *	Growth	Americas	5,000,000	5,000,000	0.83%		11/12/2021
KKR Enterprise Co-Invest AIV B L.P. *	Buyout	Americas	2,294,701	1,214,368	0.20%		7/14/2020
KKR Enterprise Co-Invest L.P. *	Buyout	Americas	20,000,000	-	0.00%	**	9/6/2018
KKR Gamma Co-Invest L.P. *	Growth	Americas	3,000,000	3,001,290	0.50%		8/29/2022
KKR Inception Co-Invest, L.P. *	Growth	Europe	10,932,650	11,181,725	1.86%		11/28/2022
KKR Olympus Co-Invest, L.P. *	Buyout	Europe	5,000,000	5,000,290	0.83%		3/21/2022
KKR Pegasus Co-Invest L.P. *	Buyout	Europe	5,098,500	5,781,863	0.96%		7/7/2022
KKR Prosvasi 2022 L.P. *	Buyout	Global	45,450,347	47,874,559	7.98%		10/26/2022
KKR Renovate Co-Invest L.P. *	Buyout	Asia	5,000,000	5,001,885	0.83%		3/21/2022
KKR Sigma Co-Invest L.P. *	Buyout	Europe	7,500,000	11,802,826	1.97%		6/11/2018
KKR Sprint Co-Invest L.P.	Buyout	Europe	3,153,447	3,197,369	0.53%		9/27/2022
LC Sports Pte. Ltd. (c) *	Buyout	Asia	2,282,797	1,867,244	0.31%		11/2/2018
Nutraceutical Investco LP (c) *	Buyout	Americas	1,496,555	1,488,467	0.25%		7/15/2019
Uno Co-Invest L.P. *	Buyout	Americas	15,000,000	40,500,000	6.75%		6/7/2017
WestCap Hopper 2021 Co-Invest, LLC * (c)	Growth	Americas	1,543,826	1,918,454	0.32%		9/23/2021
TOTAL CO-INVESTMENTS			$ 170,506,776	$ 188,348,838	31.37%

INVESTMENT FUNDS (a) - 58.33%
PRIMARY INVESTMENTS - 36.43%
Bridge Growth Partners (Parallel), L.P. (c) *	Growth	Americas	$ 890,891	$ 1,383,442	0.23%		2/23/2016
KKR Americas Fund XII L.P.	Buyout	Americas	60,328,206	87,412,680	14.56%		3/31/2017
KKR Asian Fund III L.P.	Buyout	Asia	49,247,914	70,526,572	11.75%		3/31/2017
KKR European Fund IV, L.P. *	Buyout	Europe	3,230,124	4,107,873	0.69%		12/17/2015
KKR European Fund V (USD) SCSp	Buyout	Europe	25,543,512	27,688,520	4.61%		11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	Growth	Americas	12,416,059	15,080,769	2.51%		8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b)	Growth	Americas	4,742,717	5,848,410	0.97%		7/11/2019
L Catterton Asia 3 LP (c) *	Buyout	Asia	1,963,092	1,333,128	0.23%		12/4/2018
Oak Hill Capital Partners IV, L.P. (c) *	Buyout	Americas	583,582	625,019	0.10%		3/31/2017
Providence Strategic Growth Europe L.P. (b)(c)	Growth	Europe	949,057	1,257,964	0.21%		11/11/2019
RB Equity Fund II-A, L.P. (c) *	Growth	Americas	933,945	1,340,870	0.22%		12/3/2018
The Resolute Fund IV, L.P. (c)	Buyout	Americas	805,356	2,095,931	0.35%		9/28/2018
TOTAL PRIMARY INVESTMENTS			161,634,455	218,701,178	36.43%

SECONDARY INVESTMENTS - 21.90%
AEA EXC CF L.P. (c) *	Buyout	Americas	$ 4,481,813	$ 4,539,873	0.76%		8/11/2022
Artisan Partners Asset Management, Inc. TRA (c,d)	Credit	Americas	2,506,703	2,970,040	0.49%		10/12/2018
Bain Capital Empire Holdings, L.P. (c) *	Buyout	Americas	4,377,604	4,422,639	0.74%		6/29/2018
Charles River Partnership XIII, L.P. *	Growth	Americas	29,180	200,982	0.03%		6/29/2018
Eurazeo Capital IV A SCSp	Buyout	Europe	2,411,794	2,922,375	0.49%		1/28/2019
Eurazeo Capital IV D SCSp	Buyout	Europe	923,029	493,533	0.08%		1/28/2019
Foundation Capital V, L.P. (c) *	Growth	Americas	3,410	156,112	0.03%		6/29/2018
Foundation Capital VI, L.P. (c) *	Growth	Americas	161,147	232,073	0.04%		6/29/2018
Foundation Capital VII, L.P. (c) *	Growth	Americas	585,577	1,026,613	0.17%		6/29/2018
Foundation Capital VIII, L.P. (c) *	Growth	Americas	717,767	2,219,492	0.37%		6/29/2018
GA Continuity Fund I, L.P.	Buyout	Americas	4,054,120	5,239,000	0.87%		6/22/2021
Icon Partners V, L.P. (c) *	Buyout	Americas	4,474,173	4,836,876	0.81%		12/22/2021
KKR 2006 Fund L.P .	Buyout	Americas	8,695,589	2,034	0.00%	**	12/31/2015
KKR 2006 Fund (Overseas) L.P.	Buyout	Americas	7,718,334	24,348	0.00%	**	12/31/2015
KKR Asian Fund L.P. *	Buyout	Asia	1,757,641	(254,285)	-0.04%		12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P. *	Buyout	Asia	1,088,708	249,125	0.04%		12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Buyout	Asia	3,316,127	1,504,702	0.25%		9/30/2017
KKR China Growth Fund, L.P. *	Growth	Asia	12,533,193	4,801,726	0.80%		6/29/2018
KKR European Fund III, L.P. *	Buyout	Europe	1,623,115	883,258	0.15%		12/31/2015
KKR Gaudi Investors L.P.	Buyout	Europe	8,626,190	11,077,215	1.85%		5/4/2017
KKR Indigo Equity Partners A L.P. (b)	Buyout	Americas	15,198,047	15,090,689	2.51%		6/8/2022
KKR Lending Partners II L.P. (b)	Credit	Americas	1,778,762	659,539	0.11%		3/31/2017
KKR North America Fund XI L.P. (b)	Buyout	Americas	14,699,915	9,229,831	1.54%		10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Buyout	Americas	1,158,120	122,348	0.02%		10/29/2015
KKR Real Estate Partners Americas II L.P.	Real Estate	Americas	16,221,029	11,942,741	1.99%		5/31/2018
L Catterton VIII Offshore, L.P. (b)(c) *	Buyout	Americas	2,717,985	2,723,094	0.45%		9/27/2019
Lime Rock Partners IV AF, L.P. (c)	Buyout	Americas	4,836,789	8,123,757	1.35%		6/21/2018
Menlo Ventures IX LP *	Growth	Americas	38,532	66,580	0.01%		12/31/2017
Menlo Ventures X LP *	Growth	Americas	2,493,985	150,203	0.03%		12/31/2017

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
	Investment Style	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 21.90%
Menlo Ventures XI LP *	Growth	Americas	$ 5,016,768	$ 1,056,463	0.18%	12/31/2017
Orchid Asia III, L.P. (c)	Buyout	Asia	772,348	232,029	0.04%	8/15/2016
Pegasus WSJLL Fund, L.P. (c) *	Buyout	Americas	5,164,335	5,992,740	1.00%	12/14/2021
Pueblo Co-Invest-A LP (c)	Growth	Americas	3,082,667	6,465,042	1.08%	6/25/2019
RB Equity Fund I-A LP (c) *	Growth	Americas	3,357,498	8,774,188	1.46%	12/31/2018
The Resolute Fund II Continuation Fund, L.P. (c)	Buyout	Americas	3,211,760	5,454,945	0.91%	8/31/2018
Warburg Pincus XI (Asia), L.P. (c) *	Growth	Asia	6,782,588	4,876,456	0.81%	9/30/2017
WP DVT, L.P. (c) *	Buyout	Americas	2,076,750	2,215,628	0.37%	3/11/2022
Yorktown Energy Partners IX, L.P. (b)	Buyout	Americas	285,333	178,155	0.03%	9/30/2018
Yorktown Energy Partners VIII, L.P. (b)	Buyout	Americas	503,973	188,232	0.03%	9/30/2018
Yorktown Energy Partners X, L.P. (b)	Buyout	Americas	453,853	314,574	0.05%	9/30/2018
TOTAL SECONDARY INVESTMENTS			159,936,251	131,404,965	21.90%

TOTAL INVESTMENT FUNDS			$ 321,570,706	$ 350,106,143	58.33%

EQUITY INVESTMENTS - 0.51%	Shares
PREFERRED STOCKS (a) - 0.51%
FINANCIAL - 0.33%
New York Digital Investment Group, LLC (b,c) *	74	Americas	$ 2,000,000	$ 2,000,000	0.33%	2/25/2022

INFORMATION TECHNOLOGY - 0.18%
InvestX DSF Holdings XXIII LLC (c) *	2,000,000	Americas	2,081,171	1,099,342	0.18%	2/16/2022

TOTAL PREFERRED STOCKS			$ 4,081,171	$ 3,099,342	0.51%

TOTAL INVESTMENT INTERESTS			$ 496,158,653	$ 541,554,323	90.21%

SHORT-TERM INVESTMENT - 10.72%	Principal
MONEY MARKET FUND - 10.72%	Amount
Fidelity Treasury Portfolio - Class I 4.98%^^ (b)	$ 64,336,945		$ 64,336,945	$ 64,336,945	10.72%	8/24/2022
TOTAL SHORT-TERM INVESTMENTS			$ 64,336,945	$ 64,336,945	10.72%

TOTAL INVESTMENTS - 100.93% (Cost - $ 561,750,206) (e)				$ 605,891,268
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.93%)				(5,594,776)
NET ASSETS - 100.00%				$ 600,296,492

* Non-income producing.
** Rounds to less than 0.005%
^^ Yield disclosed is the seven day effective yield as of June 30, 2023.
(a) Securities restricted to resale represents $541,554,323 or 90.21% of net assets.
(b) All or part of these investments are holdings of iDPE Subsidiary, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) Artisan Partners Asset Management TRA - A tax receivable agreement (“TRA”) with Artisan Partners Asset Management (NYSE: APAM) was acquired from a private equity fund in a secondary transaction
(e) The fair value of total investments consists of the following regions (excluding short-term investments):

		Cost	Fair Value	% of Net Assets
	Americas	$ 284,537,030	$ 310,746,375	51.77%
	Asia	84,744,408	90,138,582	15.01%
	Global	45,450,347	47,874,559	7.98%
	Europe	81,426,868	92,794,807	15.45%
	Total Investments	$ 496,158,653	$ 541,554,323	90.21%